Annual Total Returns - Class A	Jul. 31, 2023
Prospectus #1 | Delaware Corporate Bond Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2013	(0.60%)
2014	6.81%
2015	(1.98%)
2016	5.44%
2017	7.18%
2018	(4.00%)
2019	15.91%
2020	11.39%
2021	(0.91%)
2022	(17.09%)
Prospectus #1 | Delaware Extended Duration Bond Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2013	(4.00%)
2014	15.90%
2015	(4.77%)
2016	7.24%
2017	12.11%
2018	(8.13%)
2019	22.68%
2020	14.49%
2021	(0.78%)
2022	(26.73%)
Prospectus #2 | Delaware Floating Rate Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2013	1.74%
2014	0.30%
2015	(0.83%)
2016	3.52%
2017	3.53%
2018	0.63%
2019	9.09%
2020	2.30%
2021	5.19%
2022	(0.89%)
Prospectus #3 | Delaware High-Yield Opportunities Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2013	8.79%
2014	(0.47%)
2015	(6.72%)
2016	12.88%
2017	7.04%
2018	(4.62%)
2019	15.89%
2020	6.98%
2021	5.09%
2022	(10.87%)